Organization and Principal Activities	12 Months Ended
Jun. 30, 2019
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Puyi Inc. ("Puyi", or the "Company"), whose controlling shareholder is Mr. Yu Haifeng, is a holding company incorporated on August 6, 2018 in Cayman Islands whose operations are conducted through its subsidiaries and variable interest entity ("VIE"), primarily provides wealth management services to China's large and growing mass affluent population, whom are defined as those with RMB 600 to RMB 6 million in investable assets.

Puyi Group Limited ("Puyi Group") is a limited company established under the laws of the British Virgin Islands (the "BVI") on July 24, 2018.

Puyi Holdings (Hong Kong) Limited ("Puyi HK") is a limited company established under the laws of Hong Kong on July 25, 2018.

Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting"), which is the WFOE of Puyi HK, was incorporated in Chengdu, Sichuan, PRC in August 2018, and is engaged in providing a wide range of financing services to corporate borrowers, including product structure design, introduction of potential investors, and compliance and risk management services.

Chengdu Puyi Bohui Information Technology Co., Ltd ("Puyi Bohui"), whose controlling shareholder is Mr. Yu Haifeng, was incorporated in Chengdu, PRC in April 2012, and is engaged in providing information technical support to all of its PRC subsidiaries, which are described below.

Fanhua Puyi Fund Distribution Co., Ltd. ("Puyi Fund") was incorporated in Chengdu, PRC in November 2010, and is engaged in distributing privately raised fund products and asset management plans issued by securities firms through its online and offline distribution channels across PRC, to earn distribution commission fees and performance-based fees from the fund product issuers.

Shenzhen Puyi Zhongxiang Information Technology Co., Ltd. ("Puyi Zhongxiang") was incorporated in Shenzhen, PRC in April 2014, and is engaged in distributing exchange administered financial products through its online information display platform which is mainly accessible by its registered investors. Puyi Zhongxiang earns distribution commission fees from the issuers of these products.

Guangdong Puyi Asset Management Co., Ltd ("Puyi Asset") was incorporated in Shenzhen, PRC in May 2013, and is engaged in managing privately raised funds, from which Puyi Asset earns fund management fee based on the size of the fund and carried interest fee based on the performance of the funds managed. Puyi Asset Management currently has one subsidiary, Shenzhen Qianhai Zhonghui Huiguan Investment Management Co., Ltd. ("Zhonghui"), in which Puyi Asset Management holds 51% interest (acquired in July 2018), which primarily operates our non-performing loan management business.

Chongqing Fengyi Management Consulting Co., Ltd. ("Chongqing Fengyi") was incorporated in Chongqing, PRC in December 2016, and is engaged in corporate financing services by providing comprehensive financing solutions to corporate borrowers, from which Chongqing Fengyi earns service fees based on the amount of financing received by the corporate borrowers.

Shenzhen Baoying Factoring Co., Ltd. ("Shenzhen Baoying") was incorporated in Shenzhen, PRC in May 2018, and is engaged in providing factoring services.

Reorganization

The Company undertook a reorganization and became the ultimate holding company of Puyi Group, Puyi HK, WFOE and Puyi Bohui and its subsidiaries, which were all controlled by the same shareholders before and after the Reorganization. Details of the subsidiaries and VIE of the Company are set out below:

Name	Date of incorporation/acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited ("Puyi HK")	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting" or the Wholly Foreign-Owned Enterprise "WFOE")	August 2018	Chengdu	100%	WFOE

Variable Interest Entities ("VIEs")

Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Zhongxiang	April 2014	Shenzhen	100%	Financial product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business
Shenzhen Baoying	May 2018	Shenzhen	100%	Factoring
Zhonghui	July 2018	Shenzhen	51%	Asset management

Effective on September 6, 2018, shareholders of Puyi Bohui and WFOE entered into a series of contractual agreements ("VIE Agreements" which are described below). As a result, the Company, through its wholly owned subsidiaries Puyi Group, Puyi HK and WFOE, has been determined to be the primary beneficiary of Puyi Bohui and its subsidiaries; and Puyi Bohui and its subsidiaries became VIEs of the Company. Accordingly, the Company consolidates the operations, assets and liabilities of Puyi Bohui and its subsidiaries. Immediately before and after the Reorganization completed on September 6, 2018 as describe above, the Company together with its wholly-owned subsidiary Puyi Group, Puyi HK and WFOE, and its VIE were effectively controlled by the same shareholders; therefore, the reorganization was accounted for as a recapitalization. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries and VIE has been accounted for at historical cost as of the beginning of the first period presented in the accompanying financial statements.

Foreign ownership of certain parts of the Company's businesses including fund management services is subject to restrictions under current PRC laws and regulations. Puyi Inc. is a Cayman Islands company and the government of the Cayman Islands has not entered into a memorandum of understanding on bilateral regulatory cooperation with the CSRC. Accordingly, the Company is not eligible to conduct the fund management business by directly establishing a foreign-invested fund management company. To comply with PRC laws and regulations and utilize the ability in providing fund management services, the Company currently conduct the business activities through the VIE, Puyi Bohui and its subsidiaries. WFOE has entered into the following contractual arrangements with Puyi Bohui and its shareholders, which enable the Company to (i) exercise effective control over Puyi Bohui, (ii) receive substantially all of the economic benefits of Puyi Bohui, and (iii) have an exclusive option to purchase all or part of the equity interests and assets in Puyi Bohui when and to the extent permitted by PRC law. As a result of these contractual arrangements, the Company is fully and exclusively responsible for the management of Puyi Bohui, assumes all of risk of losses of Puyi Bohui and has the exclusive right to exercise all voting rights of Puyi Bohui's shareholders.

Therefore, the Company is considered the primary beneficiary of Puyi Bohui and has consolidated Puyi Bohui's assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements under U.S. GAAP.

(1) Power of Attorney. On September 6, 2018, each shareholder of Puyi Bohui, executed Power of Attorney agreement with WFOE and Puyi Bohui, whereby shareholders of Puyi Bohui irrevocably appoint and constitute WFOE as their attorney-in-fact to exercise on the shareholders' behalf any and all rights that shareholders of Puyi Bohui have in respect of their equity interests in Puyi Bohui. These two Power of Attorney documents became effective on September 6, 2019 and will remain irrevocable and continuously effective and valid as long as the original shareholders of Puyi Bohui remains as the Shareholders of Puyi Bohui.

(2) Exclusive Option Agreement. Puyi Bohui and its shareholders have entered into an Exclusive Option Agreement with WFOE on September 6, 2018. Under the Exclusive Option Agreement, the Puyi Bohui shareholders irrevocably granted WFOE (or its designee) an irrevocable and exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Puyi Bohui. According to the Exclusive Option Agreement, the purchase price to be paid by the Company to each shareholder of the Puyi Bohui will be the RMB10 or certain other amount permitted by applicable PRC Law at the time when such share transfer occurs. The Exclusive Option Agreement became effective on September 6, 2019 and will remain effective permanently.

(3) Exclusive Technical and Consulting Services Agreement. On September 6, 2018, WFOE entered into an Exclusive Technical and Consulting Services Agreement with Puyi Bohui to enable WFOE to receive substantially all of the assets and business of Puyi Bohui in China. Under this Agreement, WFOE has the exclusive right to provide Puyi Bohui with comprehensive business support, technical and consulting services, and other services in relation to the principal business during the term of this Agreement utilizing its own advantages in management consulting, and technology and information. WFOE, or any other party designated by WFOE, may enter into further technical and consulting service agreements with Puyi Bohui, which shall provide the specific contents, manner, personnel, and fees for the specific consulting service. This Agreement became effective on September 6, 2018 and will remain effective unless otherwise terminated when all of the equity interest in Puyi Bohui held by its shareholders and/or all the assets of Puyi Bohui have been legally transferred to WFOE and/or its designee upon the approval of the board of directors of Puyi, Inc., in accordance with an Exclusive Option Agreement entered among WFOE, Puyi Bohui and its shareholders.

(4) Equity Interest Pledge Agreement. Under the Equity Interest Pledge Agreement dated September 6, 2018 among Puyi Bohui, each of the shareholders of Puyi Bohui and WFOE, each shareholder of Puyi Bohui agreed to pledge all of his or her equity interest in Puyi Bohui to WFOE to secure the performance of Puyi Bohui's obligations under the Exclusive Technical and Consulting Services Agreement and any such agreements to be entered into in the future. Under the terms of the agreement, in the event that Puyi Bohui or its shareholders breach their respective contractual obligations under the Exclusive Technical and Consulting Services Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Puyi Bohui shareholders also agreed that upon occurrence of any event of default, as set forth in the Equity Interest Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. Shareholders of Puyi Bohui agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in Puyi Bohui without the prior written consent of WFOE. The Pledge became effective on such date when the pledge of the Equity Interest contemplated herein is registered with relevant administration for industry and commerce (the "AIC") and will remain effective until all payments due under the Exclusive Technical and Consulting Services Agreement has been fulfilled by Puyi Bohui, or upon the transfer of equity interests under the Exclusive Option Agreement entered into among the parties of this agreement.

(5) Spousal Consent Letters. On September 6, 2018, each spouse of the shareholders of Puyi Bohui executed a Spousal Consent, pursuant to which the spouses irrevocably agreed that the equity interest in Puyi Bohui held by them and registered in their names will be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Option Agreement and the Powers of Attorney. Each of the spouses of the shareholders agreed not to assert any rights over the equity interest in Puyi Bohui held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Puyi Bohui through the respective shareholder for any reason, the spouse agreed to be bound by the contractual arrangements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company's PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company's PRC subsidiary and VIE;

●	limit the Company's business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company's PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company's PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its privately raised fund management business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.

The interests of the shareholders of VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIE may encounter in its capacity as beneficial owners and directors of VIE, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

Total assets and liabilities presented on the Company's consolidated balance sheets and sales, expense, net income presented on Consolidated Statement of Income as well as the cash flow from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows are substantially the financial position, operation and cash flow of the Company's VIE Puyi Bohui and its subsidiaries. The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of June 30, 2018 and 2019 and for the years ended June 30, 2018 and 2019.

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Total assets	225,866	479,409	69,834
Total liabilities	32,214	75,833	11,046

	Years ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	165,811	203,231	29,604
Net income	63,617	52,023	7,578